Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2018
Commitments, Contingent Liabilities and Other Tax Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Total
(in thousands)
2019	$3,443
2020	3,246
2021	2,272
2022	579
2023	212
Thereafter	275
Total	$10,027